Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
February 29, 2024
SO-NPRT1-0424
1.797930.120
Common Stocks - 99.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	449,600	16,255
Media - 1.2%
Interpublic Group of Companies, Inc.	511,300	16,055
Nexstar Media Group, Inc. Class A	62,400	10,369
		26,424
TOTAL COMMUNICATION SERVICES		42,679
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.6%
Aptiv PLC (b)	141,100	11,216
Atmus Filtration Technologies, Inc. (c)	447,500	10,682
Autoliv, Inc.	118,300	13,726
		35,624
Automobiles - 0.8%
Harley-Davidson, Inc.	521,100	18,900
Hotels, Restaurants & Leisure - 1.4%
Hilton Grand Vacations, Inc. (b)	307,800	13,814
Marriott Vacations Worldwide Corp.	97,700	9,105
Red Rock Resorts, Inc.	125,738	7,292
		30,211
Household Durables - 1.2%
Tempur Sealy International, Inc.	494,700	26,946
Leisure Products - 1.4%
BRP, Inc.	198,400	13,096
Brunswick Corp.	104,200	9,107
Topgolf Callaway Brands Corp. (b)	604,700	8,611
		30,814
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	605,222	14,374
Lithia Motors, Inc. Class A (sub. vtg.)	44,000	13,159
Signet Jewelers Ltd. (c)	156,700	15,946
Upbound Group, Inc.	523,400	17,670
Victoria's Secret & Co. (b)(c)	549,600	15,697
		76,846
Textiles, Apparel & Luxury Goods - 1.6%
Gildan Activewear, Inc.	677,300	23,586
PVH Corp.	86,000	11,754
		35,340
TOTAL CONSUMER DISCRETIONARY		254,681
CONSUMER STAPLES - 4.7%
Consumer Staples Distribution & Retail - 1.3%
U.S. Foods Holding Corp. (b)	548,700	27,868
Food Products - 2.1%
Bunge Global SA	279,000	26,329
Darling Ingredients, Inc. (b)	507,122	21,456
		47,785
Household Products - 0.2%
Energizer Holdings, Inc.	119,120	3,401
Personal Care Products - 1.1%
Kenvue, Inc.	1,310,000	24,890
TOTAL CONSUMER STAPLES		103,944
ENERGY - 8.0%
Energy Equipment & Services - 2.8%
Expro Group Holdings NV (b)	1,760,579	31,497
Tidewater, Inc. (b)	111,300	7,794
Valaris Ltd. (b)	378,500	23,864
		63,155
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (b)	835,600	21,475
Canadian Natural Resources Ltd.	650,800	45,335
Targa Resources Corp.	232,200	22,811
Tourmaline Oil Corp. (c)	577,400	26,131
		115,752
TOTAL ENERGY		178,907
FINANCIALS - 21.2%
Banks - 4.5%
East West Bancorp, Inc.	387,100	28,204
First Citizens Bancshares, Inc.	21,000	33,050
Popular, Inc.	161,200	13,489
U.S. Bancorp	618,700	25,961
		100,704
Capital Markets - 3.7%
Ameriprise Financial, Inc.	69,200	28,189
LPL Financial	96,000	25,717
Raymond James Financial, Inc.	137,500	16,544
UBS Group AG	379,420	10,816
		81,266
Consumer Finance - 2.7%
OneMain Holdings, Inc.	511,900	24,177
PROG Holdings, Inc.	376,452	11,621
SLM Corp.	1,104,184	23,000
		58,798
Financial Services - 5.2%
Apollo Global Management, Inc.	339,800	37,990
Global Payments, Inc.	250,100	32,438
NCR Atleos Corp.	602,199	13,104
Walker & Dunlop, Inc. (c)	231,400	22,071
WEX, Inc. (b)	50,200	11,030
		116,633
Insurance - 5.1%
American Financial Group, Inc.	207,200	26,453
Assurant, Inc.	108,300	19,651
First American Financial Corp.	197,500	11,536
Globe Life, Inc.	102,200	12,972
Reinsurance Group of America, Inc.	103,333	18,274
The Travelers Companies, Inc.	111,900	24,725
		113,611
TOTAL FINANCIALS		471,012
HEALTH CARE - 7.2%
Health Care Providers & Services - 6.6%
AdaptHealth Corp. (b)	841,000	8,603
Centene Corp. (b)	622,500	48,823
Cigna Group	148,600	49,950
CVS Health Corp.	437,100	32,507
Humana, Inc.	17,900	6,271
		146,154
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (b)	116,300	13,828
TOTAL HEALTH CARE		159,982
INDUSTRIALS - 18.9%
Air Freight & Logistics - 1.0%
FedEx Corp.	90,000	22,407
Building Products - 2.7%
AZZ, Inc.	152,200	11,080
Builders FirstSource, Inc. (b)	163,200	31,853
Johnson Controls International PLC	306,000	18,137
		61,070
Commercial Services & Supplies - 1.4%
The Brink's Co.	202,100	16,740
Vestis Corp.	730,700	13,708
		30,448
Construction & Engineering - 2.8%
Fluor Corp. (b)	573,400	21,101
MDU Resources Group, Inc.	764,800	16,581
Willscot Mobile Mini Holdings (b)	497,300	23,746
		61,428
Electrical Equipment - 1.5%
Regal Rexnord Corp.	189,700	32,532
Ground Transportation - 3.2%
TFI International, Inc. (Canada)	175,700	25,960
U-Haul Holding Co. (non-vtg.)	333,500	21,201
XPO, Inc. (b)	204,900	24,654
		71,815
Machinery - 4.1%
Allison Transmission Holdings, Inc.	391,700	29,507
Barnes Group, Inc.	322,400	11,265
Chart Industries, Inc. (b)	124,700	17,815
CNH Industrial NV	927,300	11,081
Timken Co.	263,900	22,165
		91,833
Professional Services - 0.5%
Manpower, Inc.	163,200	11,777
Trading Companies & Distributors - 1.7%
GMS, Inc. (b)	207,600	18,541
Herc Holdings, Inc.	4,200	666
WESCO International, Inc.	116,700	17,445
		36,652
TOTAL INDUSTRIALS		419,962
INFORMATION TECHNOLOGY - 4.4%
Communications Equipment - 1.9%
Ciena Corp. (b)	312,600	17,812
Lumentum Holdings, Inc. (b)	494,800	23,983
		41,795
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. (b)	851,700	23,975
Semiconductors & Semiconductor Equipment - 0.7%
First Solar, Inc. (b)	104,100	16,020
Software - 0.7%
NCR Voyix Corp. (b)	1,182,700	17,279
TOTAL INFORMATION TECHNOLOGY		99,069
MATERIALS - 8.2%
Chemicals - 4.9%
Axalta Coating Systems Ltd. (b)	363,700	11,904
Celanese Corp. Class A (c)	102,800	15,623
Methanex Corp.	374,500	16,793
Olin Corp.	412,883	22,213
The Chemours Co. LLC	743,400	14,623
Tronox Holdings PLC	544,400	8,003
Westlake Corp.	138,000	19,142
		108,301
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	495,500	12,858
O-I Glass, Inc. (b)	831,300	14,066
		26,924
Metals & Mining - 1.1%
Compass Minerals International, Inc. (c)	384,300	8,762
Constellium NV (b)	862,900	16,732
		25,494
Paper & Forest Products - 1.0%
Louisiana-Pacific Corp.	289,300	21,400
TOTAL MATERIALS		182,119
REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Camden Property Trust (SBI)	191,200	18,065
Prologis, Inc.	166,137	22,141
Sun Communities, Inc.	84,200	11,263
Ventas, Inc.	642,500	27,171
Welltower, Inc.	372,200	34,302
		112,942
Real Estate Management & Development - 0.4%
Colliers International Group, Inc.	72,200	8,402
TOTAL REAL ESTATE		121,344
UTILITIES - 8.2%
Electric Utilities - 6.4%
Constellation Energy Corp.	361,100	60,825
Edison International	430,900	29,310
NextEra Energy, Inc.	340,000	18,765
PG&E Corp.	2,017,600	33,674
		142,574
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	1,652,100	25,112
Multi-Utilities - 0.7%
Sempra	218,500	15,426
TOTAL UTILITIES		183,112
TOTAL COMMON STOCKS (Cost $1,770,013)		2,216,811

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	6,617,629	6,619
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	47,634,534	47,639
TOTAL MONEY MARKET FUNDS (Cost $54,258)		54,258

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $1,824,271)	2,271,069
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(43,967)
NET ASSETS - 100.0%	2,227,102

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,255,000 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,457	132,476	149,314	347	-	-	6,619	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	36,475	158,245	147,081	438	-	-	47,639	0.2%
Total	59,932	290,721	296,395	785	-	-	54,258

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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